Prepaid expenses and other current assets (Details) - USD ($) $ in Thousands	Sep. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Prepaid expenses and other current assets
Insurance	$ 132	$ 5
Deposits	6	16	$ 39
Deferred expenses	79
Prepaid non-income state taxes	52
Prepaid clinical trial expenses	42
Other prepaid expenses	58	34	38
Total	$ 369	$ 55	$ 77